S000091477 [Member] Investment Strategy - RJ Chartwell Premium Income ETF	Sep. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an actively managed exchange-traded fund. The fund seeks to achieve its investment objective by investing in a portfolio of generally 30‑40 US‑traded equity securities of large-capitalization U.S. and foreign companies, and selling (writing) U.S. exchange traded covered call options on each position (the “Covered Call Program”). The fund’s equity securities may include common stocks, depositary receipts, securities of foreign companies traded on U.S. exchanges and real estate investment trusts (“REITs”), and may have growth and/or value characteristics. The Covered Call Program is intended to generate income and achieve a lower volatility than the S&P 500 Index over market cycles, because selling a call option entitles the seller to receive a premium equal to the value of the option at the time of the trade, and this premium could reduce potential losses.
The fund will invest in dividend-paying and non‑dividend paying securities and will endeavor to maintain an overall portfolio yield equal to or greater than that of the S&P 500 Index. Chartwell Investment Partners LLC (the “Subadviser”) will seek to achieve the fund’s investment objective of maintaining prospects for capital appreciation by writing call options with expirations of generally up to twelve months, with strike prices that generally will be at or above the market price of the common stock, allowing the holding to increase in value. However, this capital appreciation will only be realized if the price of the stock increases, and is limited to the difference between the stock’s price and the strike price of the written option. The fund will forfeit upside potential above the strike price of the written call options. In addition to traditional options contracts, the fund may sell (write) Flexible Exchange Options (“FLEX Options”), which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”), which guarantees performance by each of the counterparties to the FLEX Options. The Subadviser will write traditional options contracts or FLEX Options based on its determination as to which instrument will better help the fund achieve its investment objectives and the tax implications of such a determination. The Subadviser will, at times, use a portion of the cash flow generated from either dividends received from portfolio holdings or by the Covered Call Program to purchase call and put options on the S&P 500 Index or an exchange-traded fund that seeks to replicate the returns of the S&P 500 Index in order to allow the fund to participate in significant market gains and protect against significant losses. The Subadviser intends to implement this strategy by purchasing call options on the S&P 500 Index or an exchange-traded fund that seeks to replicate the returns of the S&P 500 Index with a strike price approximately 10-15% higher than the price of the underlying asset (i.e., “out of the money”), and that have a longer-term expiration date of approximately 9-12 months. The Subadviser would implement this strategy in circumstances where it anticipates significant market gains.
The fund seeks to provide consistent monthly income, however, there is no guarantee that the payments will be made monthly or that such payments, if made, will be consistent. For example, in the event the value of the asset underlying a written call option exceeds the strike price plus the premium received by the fund with respect to the option, the fund’s ability to provide consistent monthly income may be adversely impacted. The fund expects that the income it distributes will be comprised of the option premiums generated by the Covered Call Program and the dividends paid on the common stock held in the fund’s portfolio. However, the amount of the fund’s distributions for any period may exceed the amount of the fund’s income and gains for that period. In that case, some or all of the fund’s distributions may constitute a return of capital to shareholders.
The Subadviser considers large-capitalization companies to be companies that, at the time of initial purchase, have capitalizations within the range of the S&P 500 Index (which was approximately $5.84 billion to $3.79 trillion as of December 31, 2024). The fund is not required to sell common stock when market values appreciate or depreciate outside the fund’s market capitalization range. At times, the fund may invest in and hold securities of small- and mid‑ capitalization companies. The fund generally will invest in the common stock of companies that the Subadviser believes are fairly valued or undervalued in relation to their prospective earnings or sales growth, but the fund also may invest in stocks with growth characteristics. The Subadviser also will consider the premiums associated with the sale of options under the Covered Call Program when selecting portfolio investments. In doing so, the Subadviser will balance the amount of premium income to be received by writing call options on a position against measures of volatility for that position, such as its beta (i.e., its volatility compared to a broader index) or 120-day price volatility.
Although the Subadviser typically does not emphasize investment in any particular investment sector or industry, at times, the fund may invest a significant portion of its assets in the securities of companies in the information technology sector. However, as the sector composition of the fund’s portfolio changes over time, the fund’s exposure to the information technology sector may be lower at a future date, and the fund’s exposure to other market sectors may be higher. The fund will generally sell a stock when the stock has met the Subadviser’s target price for sale, the investment thesis is no longer valid or a better investment opportunity has arisen.
The Subadviser may seek to obtain exposure to the market as a whole, or a sector or industry, by investing in exchange-traded funds. The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The fund is non‑diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer. The fund may lend its securities to broker-dealers and other financial institutions to earn additional income. The fund also may hold some cash, money market funds, or other high-quality investments for cash management purposes, and may also hold cash in a money market deposit account at U.S. Bank, N.A., the fund’s custodian.
Tidal Investments LLC, another subadviser to the fund, is responsible for trading the fund’s portfolio securities and performing related services, providing tax optimization services, assisting in basket creation, reporting and monitoring, and providing portfolio compliance monitoring and reporting.